STOCKHOLDERS EQUITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options Outstanding
Number of Options Outstanding, Beginning	776,328	1,080,265	1,094,005
Number of Options granted	3,000	7,446	10,054
Number of Options Exercised		(310,881)	(23,459)
Number of Options Forfeited		(502)	(335)
Number of Options Outstanding, Ending		776,328	1,080,265
Number of Options Outstanding, Exercisable Ending	575,235	381,256	311,049
Weighted Average Exercise Price, Beginning	$ 3.74	$ 3.88	$ 3.58
Weighted Average Exercise Price, Granted	1.27	6.04	3.58
Weighted Average Exercise Price, Exercised	0	3.62
Weighted Average Exercise Price, Forfeited	0	2.81	4.48
Weighted Average Exercise Price, Ending		3.74	3.88
Weighted Average Exercise Price, Exercisable	$ 3.72	$ 3.72	$ 3.58
Weighted Average Remaining Contractual Term in Years, Beginning	8 years	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, granted	9 years 9 months 18 days	9 years 7 months 6 days	9 years
Weighted Average Remaining Contractual Term in Years, Exercised as part of merger		7 years 7 months 6 days	5 years 6 months
Weighted Average Remaining Contractual Term in Years, Forfeited		7 years 9 months 18 days	6 years 2 months 12 days
Weighted Average Remaining Contractual Term in Years, Ending	7 years 8 months 12 days	8 years	8 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	7 years 8 months 12 days	7 years 10 months 24 days	8 years 9 months 18 days
Nonvested Options
Number of Options Nonvested, Beginning	395,072	769,216	1,034,856
Number of Options Nonvested, Granted	3,000	7,446	10,054
Number of Options Nonvested, Vested		(381,256)	(275,359)
Number of Options Nonvested, Forfeited/expired		(334)	(335)
Number of Options Nonvested, Ending		395,072	769,216
Weighted Average grant date Fair Value Nonvested, Beginning	$ 3.76	$ 3.58	$ 3.58
Weighted Average grant date Fair Value Nonvested, Vested	1.27	6.04	0
Weighted Average grant date Fair Value Nonvested, Granted	3.72	3.72	4.48
Weighted Average grant date Fair Value Nonvested, Forfeited	0	4.13	4.13
Weighted Average grant date Fair Value Nonvested, Ending	$ 3.76	$ 3.76	$ 3.58
Weighted Average Remaining Years to vest Nonvested, Beginning	8 years	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Years to vest Nonvested, Vested	7 years 8 months 12 days	7 years 10 months 24 days	8 years 3 months 18 days
Weighted Average Remaining Years to vest Nonvested, Forfeited/expired		9 years	9 years
Weighted Average Remaining Years to vest Nonvested, Granted	9 years 9 months 18 days	9 years 7 months 6 days	9 years
Weighted Average Remaining Years to vest Nonvested, Ending	7 years 9 months 18 days	8 years	8 years 9 months 18 days